Income Taxes (Summary of Taxes on Financial Statements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Benefit (Provision) for income taxes	$ 193	$ (84)	$ (86)
Shareholders' equity, foreign currency translation adjustment	6	(3)	(3)
Shareholders' equity, pension and post-retirement benefits	(27)	45	(22)
Total income taxes	$ 172	$ (42)	$ (111)